CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Subscriptions to BSA share warrants	€ 539	€ 49	€ 13
Decrease / (increase) of prepaid expenses	€ (1,100)	(4,100)	€ (2,800)
Indemnification amount received		€ 2,000